Note 14: Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	December 31, 2014	December 31, 2015
Net operating loss carry forwards	$7,500,000	$9,690,000
Deferred tax asset	2,550,000	3,295,000
Deferred tax asset valuation allowance	(2,550,000)	(3,295,000)
Net deferred tax asset	$-	$-